Significant accounting policies (Details)	12 Months Ended
Mar. 31, 2014
Furniture And Fixtures [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	10 years
Computer Equipment and Software [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	1 year
Computer Equipment and Software [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office Equipment [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office Equipment [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	10 years
Vehicles [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	8 years
Leasehold Improvements [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	6 years
Website Development Costs [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	3 years
Website Development Costs [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Estimated Useful Lives of Asset [Line Items]
Property Plant and equipment estimated, useful life	5 years